FINANCE INCOME / EXPENSE/ OTHER FINANCIAL RESULTS (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Finance Income and Cost

	For the year ended December 31,
	2020	2019(*)	2018(*)
Finance income
Interest gain	1,920	958	407
Total	1,920	958	407

Finance expense
Interest expense on borrowings	(2,426)	(1,226)	(152)
Interest expense on lease liabilities	(4,944)	(3,464)	—
Other interest	(1,505)	(419)	(525)
Other	(1,555)	(1,544)	(864)
Total	(10,430)	(6,653)	(1,541)

Other financial results, net
Net (loss) gain arising from financial assets measured at fair value through PL	(3,423)	1,207	2,763
Net gain (loss) arising from financial assets measured at fair value through OCI	(16)	72	258
Gain (loss) arising from financial assets measured at amortized cost	395	99	—
Foreign exchange gain (loss), net	(2,935)	(8,841)	(7,437)
Gain on transaction with bonds	9,580	1,569	—
Total	3,601	(5,894)	(4,416)
(*) As of December 31, 2019 and 2018, some changes in the presentation of the financial result were included (see note 2.2.1).